NUVEEN U.S. INFRASTRUCTURE BOND FUND

SUPPLEMENT DATED AUGUST 22, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

The liquidation of Nuveen U.S. Infrastructure Bond Fund is complete. Any references to Nuveen U.S. Infrastructure Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-USIP-0816P

NUVEEN U.S. INFRASTRUCTURE BOND FUND

SUPPLEMENT DATED AUGUST 22, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 2015

The liquidation of Nuveen U.S. Infrastructure Bond Fund is complete. Any references to Nuveen U.S. Infrastructure Bond Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-USISAI-0816P